Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue From Contract With Customer1 [Abstract]
Opening balance	$ 894	$ 764
Incremental costs of obtaining a contract and contract fulfillment costs	807	635
Amortization included in operating costs	(558)	(504)
Acquisitions	0	3
Reclassified to assets held for sale	0	(4)
Ending balance	$ 1,143	$ 894
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months